Cash, Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2016
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments

4. Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consist of the following:

	As of December 31,
	2015	2016
	(In thousands)
Cash and cash equivalents:
Cash	$186,347	$364,766
Cash equivalents:
Bank time deposits	51,093	—

	237,440	364,766

Short-term investments:
Bank time deposits	98,439	31,188

Total cash, cash equivalents and short-term investments	$335,879	$395,954

The carrying amounts of cash, cash equivalents and short-term investments approximate fair value. Interest income was $8.3 million, $5.5 million and $7.6 million for the year ended December 31, 2014, 2015 and 2016, respectively. The maturity dates for the time deposits were within one year.